Revenue - Summary of Segment Revenue (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue from the rendering of services	€ 28	€ 372
License income	0	0
Total revenue	28	372
Revenue from external customers (geographical)
Total revenue	28	372
Total revenue	28	372
USA [member]
Disclosure of operating segments [line items]
Total revenue	28	372
Revenue from external customers (geographical)
Total revenue	28	372
Total revenue	€ 28	€ 372